Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of detailed information about derivative financial instruments

	December 31, 2022	December 31, 2021
Derivative instrument assets
Current
Foreign exchange contracts	$112	$7,708
Fuel contracts	2,572	3,369
Royal Gold deliverables(1)	1,410	—
Copper contracts	7,697	693
	11,791	11,770
Non-current
Foreign exchange contracts	633	550
Fuel contracts	444	852
Copper contracts	4,450	1,058
	5,527	2,460
Total derivative instrument assets	$17,318	$14,230

Derivative instrument liabilities
Current
Foreign exchange contracts	$14,088	$22
Fuel contracts	80	—
Royal Gold deliverables(1)	21	—
Copper contracts	—	2,937
	14,189	2,959
Non-current
Foreign exchange contracts	4,575	984
Fuel contracts	13	6
	4,588	990
Total derivative instrument liabilities	$18,777	$3,949
(1)Relates to Royal Gold deliverables which are gold and copper forward contracts for gold ounces and copper pounds payable to Royal Gold.

Disclosure of detailed information about hedges
The derivative instruments outstanding as at December 31, 2022 that are accounted for as hedges are summarized below:

		Average Strike Price				Total Position(1)
Instrument	Unit	2023	2024	2025	Type
Fuel hedge contracts
ULSD zero-cost collars	Barrels	$86/$93	N/A	N/A	Fixed	19,500
ULSD swap contracts	Barrels	$92	$93	N/A	Fixed	88,400
Foreign exchange contracts
US$/C$ zero cost-collars	CAD	$1.26/$1.32	$1.28/$1.35	$1.32/$1.39	Fixed	497,000,000
US$/C$ forward contracts	CAD	$1.27	$1.31	N/A	Fixed	238,000,000
Copper contracts
Copper zero-cost collar contracts	Pounds	$4.00/$4.91	$4.00/$5.06	N/A	Fixed	32,738,607
(1)Total amounts expressed in the units identified.

Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting
The table below provides a breakdown of the changes in the fair value of these derivatives contracts recognized in other comprehensive income (“OCI”) and the portion of the fair value changes reclassified to the statements of loss:

	2022	2021
Change in the fair value of derivative financial instruments	$(22,616)	$7,283
Reclassified to net (loss) earnings from continuing operations	13,028	(29,410)
Reclassified to net loss from discontinued operations	—	17,325
Change in the fair value of derivative instruments included in OCI(1)	$(9,588)	$(4,802)
(1)Includes tax recovery of nil (December 31, 2021 - recovery of $1.8 million).
Disclosure of derivative financial instruments
The non-hedge derivative instruments outstanding as at December 31, 2022 are expected to settle by the end of the first quarter of 2023, and are summarized as follows:

Instrument	Unit	Type	Total Position(1)
Royal Gold deliverables
Gold forward contracts	Ounces	Float	21,797
Copper forward contracts	Pounds	Float	2,645,354
(1)Total amounts expressed in the units identified.

Sensitivity analysis for types of market risk
The following table is a sensitivity analysis of what the fair value would be due to an increase or a decrease of 10% in the price of all derivative instruments outstanding as at December 31, 2022:

	Fair value December 31, 2022	Fair value after increase of 10%	Fair value after decrease of 10%
Royal Gold deliverables	$1,389	$6,354	$(3,565)
Copper contracts	$12,147	$4,565	$21,566
Fuel contracts	$2,923	$4,152	$1,904
Foreign exchange contracts	$(17,918)	$31,535	$(60,751)

Disclosure of fair value of financial instruments
The amount of trade receivables related to the sales of gold and copper concentrate, and molybdenum products prior to mark-to-market adjustment, the mark-to-market adjustment made during the period end and the fair value of provisionally-priced receivables as at December 31, 2022 and December 31, 2021 are summarized as follows:

	December 31, 2022	December 31, 2021
Trade receivables prior to mark-to-market adjustment	$29,624	$29,264
Mark-to-market adjustment related to gold and copper concentrate	7,294	5,185
Mark-to-market adjustment related to molybdenum products	3,775	—
Provisionally-priced trade receivables	$40,693	$29,264
The amount of accounts payable related to the purchase of molybdenum concentrate prior to mark-to-market adjustment, the mark-to-market adjustment made during the period end and the fair value of provisionally-priced payables as at December 31, 2022 and December 31, 2021 are summarized as follows:

	December 31, 2022	December 31, 2021
Accounts payable prior to mark-to-market adjustment	$28,453	$5,548
Mark-to-market adjustment to molybdenum concentrate	35,743	(521)
Provisionally-priced accounts payable	$64,196	$5,027
Classification and the fair value measurement by the level of financial assets and liabilities in the consolidated statement of financial position were as follows:

December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial assets
Provisionally-priced trade receivables	$—	$40,693	$—	$40,693
Marketable securities	830	—	—	830
Derivative financial instruments	—	17,318	—	17,318
	$830	$58,011	$—	$58,841

Financial liabilities
Provisionally-priced accounts payable	$—	$64,196	$—	$64,196
Deferred milestone payment to Waterton	—	30,871	—	30,871
Derivative financial instruments	—	18,777	—	18,777
	$—	$113,844	$—	$113,844

December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial assets
Provisionally-priced trade receivables	$—	$29,264	$—	$29,264
Marketable securities	2,171	—	—	2,171
Derivative financial instruments	—	14,230	—	14,230
	$2,171	$43,494	$—	$45,665

Financial liabilities
Provisionally-priced accounts payable	$—	$5,027	$—	$5,027
Derivative financial instruments	—	3,949	—	3,949
	$—	$8,976	$—	$8,976

Disclosure of contracts awaiting final pricing
As at December 31, 2022 and December 31, 2021, the Company’s net position consisted of copper, gold and molybdenum sales contracts awaiting final pricing summarized as follows:

		Sales awaiting final pricing		Mark-to-market average price ($/unit)
	Unit	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Copper	Pounds	17,439,697	26,839,507	3.81	4.46
Gold	Ounces	33,672	42,495	1,831	1,829
Molybdenum	Pounds	563,302	65,336	26.88	18.61
As at December 31, 2022 and December 31, 2021, the Company’s net position consisted of molybdenum purchase contracts awaiting final pricing summarized as follows:

		Purchases awaiting final pricing		Mark-to-market average price ($/unit)
	Unit	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Molybdenum	Pounds	3,308,436	1,497,331	31.00	18.61